SUMMARY OF LOANS PAYABLE (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Loans payable – current portion	$ 330,108	$ 334,391	$ 65,415
Loans payable – non-current portion	412,121	428,025	85,858
Total	$ 742,229	$ 762,416	$ 151,273